INCOME TAXES (Details Narrative) - USD ($)			2 Months Ended	12 Months Ended
	Apr. 16, 2022	Apr. 06, 2022	Jun. 30, 2022	Mar. 31, 2022	Mar. 31, 2021
Subsequent Event [Line Items]
Net operating losses				$ 1,130,000	$ 603,000
Deferred tax assets, valuation allowance				$ 187,613	$ 76,897
Income tax examination, description				tax years 2021, 2020, and 2019 remain open for examination by the Internal Revenue Service and the Nevada Division of Revenue.
Consultants [Member]
Subsequent Event [Line Items]
Number of shares issued for services		250,000
Investors [Member]
Subsequent Event [Line Items]
Proceeds from issuance of private placement			$ 172,500
Investors [Member] | Private Placement [Member]
Subsequent Event [Line Items]
Sale of stock, shares issued			49,286
Subsequent Event [Member] | Consultants [Member]
Subsequent Event [Line Items]
Number of shares issued for services		250,000
Subsequent Event [Member] | Investors [Member]
Subsequent Event [Line Items]
Proceeds from issuance of private placement	$ 172,500
Subsequent Event [Member] | Investors [Member] | Private Placement [Member]
Subsequent Event [Line Items]
Sale of stock, shares issued	49,286